UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2012

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.1%		
CONSUMER DISCRETIONARY 20.6%		
Auto Components 0.8%		
Gentex (1)	40,700	692
TRW (2)	21,100	922
		1,614
Diversified Consumer Services 0.8%		
Sotheby's (1)	20,300	640
Strayer Education (1)	8,500	547
Weight Watchers (1)	7,600	401
		1,588
Hotels, Restaurants & Leisure 4.1%		
Chipotle Mexican Grill (2)	3,400	1,080
Choice Hotels International (1)	22,400	717
Hyatt Hotels, Class A (2)	8,400	337
Marriott, Class A	28,169	1,101
Panera Bread, Class A (2)	4,100	701
Royal Caribbean Cruises (1)	16,400	495
Starwood Hotels & Resorts Worldwide	26,100	1,513
Tim Hortons	21,300	1,108
Wynn Resorts	9,600	1,108
		8,160
Household Durables 0.3%		
Toll Brothers (2)	16,000	532
		532
Internet & Catalog Retail 0.9%		
Groupon (1)(2)	65,000	309
Liberty Interactive (2)	59,400	1,099
Netflix (1)(2)	7,600	414
		1,822

Leisure Equipment & Products 0.8%		
Mattel	42,300	1,501
		1,501
Media 3.5%		
Charter Communications, Class A (2)	11,400	856
Discovery Communications, Class C (2)	27,600	1,547
Interpublic Group	36,300	404
Madison Square Garden (2)	15,125	609
McGraw-Hill	27,800	1,517
Omnicom	35,200	1,815
Pandora Media (1)(2)	23,800	260
		7,008
Multiline Retail 1.7%		
Dollar General (2)	23,200	1,196
Dollar Tree (2)	22,200	1,071
Kohl's	20,500	1,050
		3,317
Specialty Retail 5.9%		
AutoZone (2)	3,300	1,220
Bed Bath & Beyond (2)	17,300	1,090
CarMax (2)	41,500	1,175
Chico's	25,800	467
Dick's Sporting Goods	12,500	648
GAP	12,600	451
Guess (1)	11,000	280
Men's Wearhouse	9,000	310
O'Reilly Automotive (2)	14,700	1,229
PetSmart	11,400	786
Ross Stores	22,900	1,479
Tiffany	15,200	941
TSC	6,400	633
Urban Outfitters (2)	12,200	458

Williams-Sonoma (1)	11,400	501
		11,668
Textiles, Apparel & Luxury Goods 1.8%		
Deckers Outdoor (1)(2)	9,600	352
Fossil (2)	10,500	889
Lululemon Athletica (1)(2)	8,900	658
Michael Kors Holdings (2)	29,711	1,580
		3,479
Total Consumer Discretionary		40,689
CONSUMER STAPLES 5.9%		
Beverages 1.2%		
Beam	8,300	478
Brown-Forman, Class B	12,787	834
Dr Pepper Snapple	24,900	1,109
		2,421
Food & Staples Retailing 1.0%		
Fresh Market (2)	9,200	552
Whole Foods Market	13,900	1,354
		1,906
Food Products 2.5%		
Campbell Soup (1)	8,400	292
Flowers Foods	36,300	733
Hershey Foods	12,300	872
J.M. Smucker	6,500	561
Kellogg	16,200	837
McCormick	17,900	1,110
Mead Johnson Nutrition, Class A	7,900	579
		4,984
Household Products 0.8%		
Church & Dwight	19,100	1,031

Southwestern Energy (2)	11,100	386
		6,222
Total Energy		11,315
FINANCIALS 7.0%		
Capital Markets 1.2%		
E*TRADE Financial (2)	44,300	390
Invesco	15,500	387
Lazard	32,500	950
Northern Trust	6,200	288
TD Ameritrade Holding (1)	27,100	417
		2,432
Commercial Banks 0.9%		
BankUnited	17,000	419
Fifth Third Bancorp	20,300	315
First Horizon National	29,596	285
SVB Financial Group (2)	5,100	308
TCF Financial	21,600	258
Zions Bancorporation	12,300	254
		1,839
Diversified Financial Services 2.2%		
CBOE Holdings (1)	32,500	956
IntercontinentalExchange (2)	10,400	1,387
Moody's (1)	27,600	1,219
MSCI, Class A (2)	20,000	716
		4,278
Insurance 1.9%		
Arch Capital Group (1)(2)	10,500	438
Axis Capital Holdings	9,400	328
Brown & Brown	27,100	707
HCC Insurance Holdings	11,200	380
Progressive	19,500	404

RenaissanceRe Holdings	4,900	377
W. R. Berkley	8,700	326
Willis Group Holdings	19,500	720
		3,680
Real Estate Management & Development 0.8%		
Forest City Enterprises, Class A (2)	31,500	499
Jones Lang LaSalle	13,000	993
		1,492
Total Financials		13,721
HEALTH CARE 15.0%		
Biotechnology 5.0%		
Alexion Pharmaceuticals (2)	17,000	1,945
Alkermes (2)	27,000	560
Ariad Pharmaceuticals (2)	23,400	567
BioMarin Pharmaceutical (2)	20,500	826
Cubist Pharmaceuticals (1)(2)	9,100	434
Incyte (1)(2)	56,400	1,018
Medivation (1)(2)	7,400	417
Myriad Genetics (2)	14,400	389
ONYX Pharmaceuticals (2)	7,000	591
Pharmacyclics (1)(2)	12,100	780
Regeneron Pharmaceuticals (2)	10,200	1,557
Vertex Pharmaceuticals (2)	13,900	778
		9,862
Health Care Equipment & Supplies 1.8%		
C. R. Bard	12,300	1,287
DENTSPLY International	18,400	702
Edwards Lifesciences (2)	4,400	473
IDEXX Laboratories (1)(2)	5,700	566
Thoratec (2)	9,200	318

Varian Medical Systems (2)	5,100	308
		3,654
Health Care Providers & Services 5.5%		
AmerisourceBergen	39,500	1,529
Catamaran (2)	17,842	1,748
Cigna	9,300	439
Community Health Systems (2)	14,300	417
DaVita (2)	11,149	1,155
Henry Schein (2)	10,200	809
HMS Holdings (2)	11,600	388
Humana	6,000	421
Laboratory Corporation of America (2)	12,200	1,128
MEDNAX (2)	10,100	752
Quest Diagnostics	19,000	1,205
Universal Health Services	12,800	585
Wellcare Health Plans (2)	5,700	322
		10,898
Health Care Technology 0.4%		
Cerner (2)	10,200	789
		789
Life Sciences Tools & Services 1.3%		
Bruker (2)	19,600	257
Covance (2)	9,000	420
Life Technologies (2)	6,800	332
Mettler-Toledo International (2)	6,700	1,144
Waters (2)	4,100	342
		2,495
Pharmaceuticals 1.0%		
Elan, ADR (2)	27,500	295
Hospira (2)	11,700	384
Jazz Pharmaceuticals (2)	7,800	444
Questcor Pharmaceuticals (1)(2)	8,800	163

Valeant Pharmaceuticals International (2)	12,700	702
		1,988
Total Health Care		29,686
INDUSTRIALS & BUSINESS SERVICES 15.1%		
Aerospace & Defense 1.1%		
Embraer, ADR	21,100	562
Spirit Aerosystems Holdings, Class A (2)	19,900	442
Transdigm Group (2)	4,500	638
Triumph Group	8,000	500
		2,142
Air Freight & Logistics 1.0%		
C.H. Robinson Worldwide	20,000	1,171
Expeditors International of Washington	23,500	855
		2,026
Airlines 0.8%		
Copa Holdings, Class A	11,600	943
Southwest Airlines	73,100	641
		1,584
Building Products 0.3%		
Fortune Brands Home & Security (2)	19,200	519
		519
Commercial Services & Supplies 1.8%		
Clean Harbors (2)	17,800	870
Copart (2)	14,800	410
IHS (2)	11,000	1,071
Ritchie Bros. Auctioneers (1)	10,000	192
Stericycle (2)	3,700	335
Waste Connections	23,750	718
		3,596

Construction & Engineering 0.6%		
Fluor	15,900	895
Quanta Services (2)	13,000	321
		1,216
Electrical Equipment 2.1%		
AMETEK	22,537	799
Babcock & Wilcox (2)	37,550	956
Hubbell, Class B	10,100	816
II-VI (2)	14,900	283
Roper Industries	12,200	1,341
		4,195
Industrial Conglomerates 0.3%		
McDermott International (1)(2)	52,300	639
		639
Machinery 3.4%		
Clarcor	5,800	259
Donaldson	19,600	680
Flowserve	3,100	396
Graco	9,100	457
IDEX	7,675	321
Joy Global	7,200	404
PACCAR	6,700	268
Pall	14,100	895
Rexnord (1)(2)	19,200	350
Terex (1)(2)	15,600	352
Valmont Industries	7,500	986
WABCO Holdings (2)	11,200	646
Wabtec	9,700	779
		6,793
Professional Services 1.1%		
Dun & Bradstreet	3,500	279
ManpowerGroup	19,700	725

Robert Half International	17,600	469
Verisk Analytics, Class A (2)	14,100	671
		2,144
Road & Rail 1.6%		
Hertz Global Holdings (1)(2)	22,800	313
J.B. Hunt Transport Services	12,600	656
Kansas City Southern Industries	18,700	1,417
Landstar System	13,900	657
		3,043
Trading Companies & Distributors 1.0%		
Fastenal	18,900	812
W. W. Grainger	5,600	1,167
		1,979
Total Industrials & Business Services		29,876
INFORMATION TECHNOLOGY 20.7%		
Communications Equipment 1.8%		
Acme Packet (1)(2)	14,500	248
Aruba Networks (1)(2)	31,500	708
Ciena (1)(2)	22,900	311
F5 Networks (2)	5,400	565
JDS Uniphase (2)	45,600	565
Juniper Networks (2)	22,900	392
Motorola Solutions	9,700	490
Palo Alto Networks (1)(2)	1,000	62
Riverbed Technology (2)	11,900	277
		3,618
Computers & Peripherals 0.5%		
NetApp (2)	16,300	536
SanDisk (2)	8,300	360
		896

Electronic Equipment, Instruments & Components 1.8%		
Amphenol, Class A	18,100	1,066
IPG Photonics (1)(2)	8,100	464
Itron (2)	5,400	233
Jabil Circuit	19,700	369
National Instruments	11,925	300
Trimble Navigation (2)	22,900	1,091
		3,523
Internet Software & Services 1.1%		
Dropbox, Acquisition Date: 5/1/12, Acquisition Cost $46 (2)(3)	5,090	46
Equinix (1)(2)	2,700	557
LinkedIn (2)	4,900	590
Rackspace Hosting (1)(2)	8,100	535
Sina (1)(2)	7,700	498
		2,226
IT Services 2.8%		
Alliance Data Systems (2)	5,000	710
Gartner (2)	25,200	1,161
Genpact	18,400	307
Paychex	13,600	453
Teradata (2)	16,300	1,229
Vantiv, Class A (2)	39,500	851
Western Union	46,900	855
		5,566
Office Electronics 0.1%		
Zebra Technologies (2)	7,850	295
		295
Semiconductor & Semiconductor Equipment 5.5%		
Altera	38,500	1,308
Analog Devices	26,900	1,054
ARM Holdings, ADR (1)	35,800	1,002
Atmel (2)	115,500	608

Intersil Holding, Class A	24,800	217
KLA-Tencor	6,100	291
Lam Research (2)	22,500	715
Linear Technology	32,700	1,042
Marvell Technology Group	49,700	455
Microchip Technology (1)	19,600	642
NVIDIA (2)	63,800	851
ON Semiconductor (2)	48,500	299
Silicon Laboratories (2)	15,000	551
Skyworks Solutions (2)	25,100	591
Xilinx	34,600	1,156
		10,782
Software 7.1%		
Ansys (2)	14,400	1,057
Autodesk (2)	27,400	914
Check Point Software Technologies (2)	18,000	867
Citrix Systems (2)	7,000	536
Commvault Systems (2)	7,100	417
Concur Technologies (1)(2)	13,500	995
FactSet Research Systems (1)	3,450	333
Fortinet (2)	22,400	541
Informatica (2)	24,600	856
Intuit	20,100	1,183
MICROS Systems (2)	10,000	491
Nuance Communications (2)	61,630	1,534
Red Hat (2)	26,400	1,503
Salesforce.com (2)	4,300	657
ServiceNow (1)(2)	15,000	580
Solera Holdings	6,900	303
TIBCO Software (2)	42,200	1,276
		14,043
Total Information Technology		40,949

MATERIALS 7.0%

Chemicals 4.0%		
Air Products & Chemicals	3,400	281
Albemarle	5,000	263
Celanese, Class A	26,000	986
CF Industries	4,800	1,067
PPG Industries	9,300	1,068
Rockwood Holdings	24,100	1,123
Sherwin-Williams	11,500	1,713
Sigma Aldrich	5,200	374
Sociedad Quimica y Minera de Chile, ADR	15,300	943
		7,818
Construction Materials 0.2%		
Vulcan Materials	8,300	393
		393
Containers & Packaging 0.7%		
Ball	32,100	1,358
		1,358
Metals & Mining 2.1%		
Carpenter Technology (1)	11,100	581
Compass Minerals	19,500	1,454
Eldorado Gold	48,100	733
HudBay Minerals	34,800	342
Osisko Mining (2)	45,100	447
Stillwater Mining (2)	23,800	281
U.S. Steel (1)	6,800	130
Walter Energy	9,000	292
		4,260
Total Materials		13,829

TELECOMMUNICATION SERVICES 1.7%		
Wireless Telecommunication Services 1.7%		
Crown Castle International (2)	29,300	1,878
NII Holdings, Class B (1)(2)	14,300	112
SBA Communications (2)	21,400	1,346
Total Telecommunication Services		3,336
UTILITIES 0.4%		
Independent Power Producers & Energy Traders 0.4%		
Calpine (1)(2)	41,100	711
Total Utilities		711
Total Common Stocks (Cost $149,092)		195,821
CONVERTIBLE PREFERRED STOCKS 0.5%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Catalog Retail 0.2%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $432 (2)(3)	78,652	393
Total Consumer Discretionary		393
INFORMATION TECHNOLOGY 0.3%		
Internet Software & Services 0.3%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $57 (2)(3)	6,321	57
Dropbox, Series A-1, Acquisition Date: 5/1/12 Acquisition Cost $281 (2)(3)	31,052	281
Workday, Acquisition Date: 10/13/11 – 9/28/12 Acquisition Cost $106 (2)(3)	7,973	173
Total Information Technology		511
Total Convertible Preferred Stocks (Cost $877)		904

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the nine months ended September 30, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at September 30, 2012, totaled $27,000 for the nine months ended September 30, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2012, the value of loaned securities was $9,713,000; the value of cash collateral investments was $10,001,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $160,641,000. Net unrealized gain aggregated $46,756,000 at period-end, of which $55,606,000 related to appreciated investments and $8,850,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2012